REIMBURSEMENT RIGHTS (Narrative) (Details) - Nyrstar N. V. [Member] - Top of range [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Jun. 30, 2017
Statement [Line Items]
Reclamation funds available		$ 20,000
Outstanding fines or sanctions settled	$ 4,000	$ 4,000